GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-GENERAL

a.	General:

Caesarstone Ltd. (formerly: Caesarstone Sdot-Yam Ltd.), incorporated under the laws of the State of Israel, was founded in 1987.

Caesarstone Ltd. and its subsidiaries (collectively, the "Company" or "Caesarstone") develop, manufacture and market, high quality engineered quartz and other surfaces sold under the Company's premium Caesarstone brand. The Company's products are sold in over 50 countries through a combination of direct sales in certain markets and indirectly through a network of independent distributors in other markets. The Company's products are primarily used as kitchen countertops in the renovation and remodeling markets and in the new buildings’ construction market. Other applications include vanity tops, wall panels, back splashes, floor tiles, stairs and other interior surfaces that are used in a variety of residential and non-residential applications.

The Company has subsidiaries in Australia, Singapore, Canada, United Kingdom, India and the United States which are engaged in the manufacturing, marketing and selling of the Company's products in different geographic areas.

The Company manufactures its quartz products in three manufacturing facilities located in Kibbutz Sdot-Yam in central Israel, Bar-Lev Industrial Park in northern Israel and Richmond-Hill, Georgia in the U.S. which operates under the Company’s subsidiary in the United States, Caesarstone Technologies USA, Inc. Following the acquisition of Lioli (see also b below) the Company also manufacturing porcelain in its plant in India.

b.	Acquisition of Lioli Ceramica Pvt Ltd:

On October 5, 2020, the Company completed the acquisition of 55% of the shares of Lioli Ceramica Pvt Ltd ("Lioli"), a producer of porcelain countertop slabs in the total net consideration of $13,574.

The consideration included a contingent consideration arrangement that requires the Company to pay up to approximately $10,000 of additional consideration to Lioli’s minority shareholders subject to reaching certain EBITDA achievement. The fair value of the contingent consideration arrangement at the acquisition date was $1,492. During 2021 the criteria was partially met, and an additional related consideration amount of approximately $1,780 paid during 2021.

As of October 5, 2020, the fair value of the 45% non-controlling interests in Lioli amounted to $7,269. The fair value of the non-controlling interests was valued based on the transaction price and a Put Option criterion that the minority awarded in accordance with the share purchase agreement.

As part of the agreement, the Company granted Lioli’s minority shareholders a put option and Lioli’s minority shareholders granted the Company a call option for its interest, each exercisable any time after April 1, 2024 and before the 20th anniversary of the acquisition date based on a mechanism as set forth in the agreement between the parties As of December 31, 2021, the Company revaluated its Put Option, in accordance with ASC 820 "Fair Value Measurements and Disclosures", at level 3, and based on it the non-controling interest fair value in Lioli amounted to $7,869.

The Lioli acquisition was accounted for as a business combination in accordance with ASC 805 "Business Combinations”.

The preliminary fair value estimates for the assets acquired and liabilities assumed for Lioli’s acquisition were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition were subject to change as the Company obtains additional information during the respective measurement period to the information that was existed as of the acquisition date (up to one year from the respective acquisition dates). As of December 2021 the acquisition purchase price allocation was finalized. The following table summarizes the purchase price allocation of Lioli Acquisition at the acquisition date:

Components of Purchase Price:

Cash	$10,197
Lioli's minority shareholders loan assumed	1,950
Contingent consideration	1,492
Total purchase price	13,639
Less: Cash acquired	65
Net for allocation	13,574

Allocation of Purchase Price:

Net tangible assets (liabilities):
Trade receivables, net	4,729
Prepaid expenses and other current assets	1,133
Inventories, net (1)	7,488
Property, plant and equipment, net (2)	26,937
Other non-current assets	20
Trade payables	(5,007)
Loans (net of Lioli's minority shareholders loan assumed) (3)	(14,083)
Accrued expenses and other current liabilities	(2,969)
Other non-current liabilities	(4,295)
Total net tangible assets	13,953

Identifiable intangible assets:
Customer relationships (4)	2,049
Deferred tax liabilities	(597)
Total identifiable intangible assets acquired	1,452

Goodwill (5)	5,438

Non-controlling interests	(7,269)

Total purchase price allocation	$13,574

(1) Including additional $1,063 fair value to bring the inventory in process to its finished good stage value. Amortization period is through two quarters in accordance with the average inventory turnovers using the straight-line method.
(2) Including additional $10,750 land and buildings fair value in accordance with a third-party appraiser.
(3) As of October 5, 2020 Lioli had a loan from its minority shareholders (the "shareholders loan"), which included in the acquired net tangible assets. According to term of the transaction the Company will assume 55% of the shareholders loan. The assumed shareholders loan is included in the total purchase price and excluded from the loan balance in accordance to ASC 805 requirements. During 2021, the Company assumed and paid the 55% of the sharehlders loan in the amount of approximately $1,966.
(4) Customer relationships represent the underlying relationships and agreements with Lioli's customer base. In assessing the value of the Customer Relationships, the Company used an income approach method. The Customer Relationships’ economic useful life is estimated at approximately 5 years, amortized using the straight-line method.
(5) The goodwill is primarily attributable to expected synergies resulting from the acquisition.
In 2020, the Company recognized $545 of aggregate acquisition-related costs that were expensed in the consolidated statement of income in general and administrative expenses.
Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of income.

c.	Acquisition of Omicron Supplies, LLC:

On December 31, 2020, the Company, through its fully owned U.S. subsidiary, completed the acquisition of 100% of the shares of Omicron Supplies, LLC ("Omicron"), a stone supplier in the U.S., for a total net cash consideration of $18,830.

The Omicron acquisition was accounted for as a business combination in accordance with ASC 805 "Business Combinations”.

The preliminary fair value estimates for the assets acquired and liabilities assumed for Omicron acquisition were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition were subject to change as the Company obtains additional information during the respective measurement period to the information that was existed as of the acquisition date (up to one year from the respective acquisition dates). The following table summarizes the purchase price allocation of Omicron Acquisition:

Components of Purchase Price:

Cash	$18,862
Less: Cash acquired	32
Net for allocation	18,830

Allocation of Purchase Price:

Net tangible assets (liabilities):
Trade receivables, net	6,178
Prepaid expenses and other current assets	787
Inventories, net	19,462
Property, plant and equipment, net	75
ROU assets and others	22,978
Trade payables	(9,722)
Short-term lease liability	(3,567)
Short-term loan, accrued expenses and other current liabilities	(10,430)
Long-term lease and other non-current liabilities	(19,369)
Total net tangible assets	6,392

Identifiable intangible assets:
Customer relationships (1)	10,144
Deferred tax liabilities	(2,637)
Total identifiable intangible assets acquired	7,507

Goodwill (2)	4,931

Total purchase price allocation	$18,830

(1)Customer relationships represent the underlying relationships and agreements with Omicron's customer base. In assessing the value of the Customer Relationships, the Company used an income approach method. The Customer Relationships’ economic useful life is estimated at approximately 5 years, amortized using the straight-line method.

(2)The goodwill is primarily attributable to expected synergies resulting from the acquisition.

In 2020, the Company recognized $376 of aggregate acquisition-related costs that were expensed in the consolidated statement of income in general and administrative expenses.

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of income.

d.	Major suppliers:

In 2021, the Company acquired approximately 62% of its quartz consumption from Turkey, of which approximately 40% was supplied by Mikroman Madencilik San ve TIC.LTD.STI ("Mikroman"), constituting approximately 25% of Company's total quartz, and approximately 33% was supplied by Polat Maden Sanayi ve Ticaret A.Ş. (“Polat”), constituting approximately 20% of Company’s total quartz. If Mikroman or Polat cease supplying the Company with quartz or if the Company's supply of quartz generally from Turkey is adversely impacted, the Company's other suppliers may be unable to meet the Company's quartz requirements. In that case, the Company would need to locate and qualify alternate suppliers, which could take time, increase costs and require adjustments to the appearance of the Company's products. As a result, the Company may experience a delay in manufacturing, which could materially and adversely impact the Company's results of operations.

e.	The COVID-19 Pandemic:

During 2020 and partially also during 2021, the Company experienced disruptions to its business impacting revenues and its financial results. In order to mitigate the impact of the decline in business as a result of the pandemic, the Company implemented cost savings measures and in addition reduced its production capacity for these periods.

While the Company expects that this public health threat will continue to be eased by global vaccination and lifted restrictions on traveling, the current macro-economic environment and current uncertainties regarding the potential impact of COVID-19 may have on the Company’s business, there can be no assurance that the Company’s estimates and assumptions used in the measurement of various assets and liabilities in the financial statements will prove to be accurate predictions of the future. If the Company’s assumptions regarding forecasted cash flows are not achieved, it is possible that an impairment review may be triggered and certain assets and liabilities in the financial statements may be impaired.

Accordingly, the COVID-19 pandemic and the related global reaction could have a material adverse effect on the Company’s business, results of operations and financial condition.